Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Agency	¥ 2,376,851	$ 344,611	¥ 2,811,936	¥ 2,834,997
Life insurance business	2,237,312	324,380	2,679,720	2,703,584
P&C insurance business	139,539	20,231	132,216	131,413
Claims adjusting	404,763	58,685	459,178	433,148
Total net revenues	2,781,614	403,296	3,271,114	3,268,145
Operating costs and expenses:
Agency	(1,527,572)	(221,477)	(1,835,825)	(1,953,744)
Life insurance business	(1,436,606)	(208,288)	(1,742,640)	(1,866,227)
P&C insurance business	(90,966)	(13,189)	(93,185)	(87,517)
Claims adjusting	(268,031)	(38,861)	(279,342)	(260,121)
Total operating costs	(1,795,603)	(260,338)	(2,115,167)	(2,213,865)
Selling expenses	(272,706)	(39,539)	(306,463)	(288,460)
General and administrative expenses	(544,630)	(78,964)	(547,579)	(463,634)
Total operating costs and expenses	(2,612,939)	(378,841)	(2,969,209)	(2,965,959)
Income from operations	168,675	24,455	301,905	302,186
Other income, net:
Investment income related to the realized gain on available-for-sale investments	17,809	2,582	32,898	34,789
Interest income	13,674	1,983	2,971	13,420
Others, net	(3,823)	(554)	33,314	11,907
Income before income taxes, share of income and impairment of affiliates, net	196,335	28,466	371,088	362,302
Income tax expense	(41,016)	(5,947)	(90,574)	(83,387)
Share of income of affiliates, net of impairment	(69,596)	(10,090)	(20,573)	(2,738)
Net income	85,723	12,429	259,941	276,177
Less: net income attributable to the noncontrolling interests	(14,549)	(2,109)	8,952	7,923
Foreign currency translation adjustments	3,728	541	(9,116)	9,639
Unrealized net gains (loss) on available-for-sale investments	(1,919)	(278)	6,252	23,811
Share of other comprehensive (loss) gain of affiliates	4,688	680	(1,281)	(3,016)
Net income attributable to the Company’s shareholders	¥ 100,272	$ 14,538	¥ 250,989	¥ 268,254
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.23	¥ 0.25
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.09	$ 0.01	¥ 0.23	¥ 0.25
Basic (in Shares)	1,074,196,310	1,074,196,310	1,073,891,784	1,073,891,784
Diluted (in Shares)	1,074,457,821	1,074,457,821	1,074,291,194	1,074,291,360
Net income	¥ 85,723	$ 12,429	¥ 259,941	¥ 276,177
Total comprehensive income	92,220	13,372	255,796	306,611
Less: Comprehensive income (loss) attributable to the noncontrolling interests	(14,549)	(2,109)	8,952	7,923
Comprehensive income attributable to the Company’s shareholders	¥ 106,769	$ 15,481	¥ 246,844	¥ 298,688